Financial Assets and Liabilities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Financial Instruments [Abstract]
Schedule of financial assets

Financial Assets	2018 £’000	2017 £’000
Trade and other receivables	£52,352	£41,494
Cash and cash equivalents	15,048	23,571
Total financial assets	£67,400	£65,065

Schedule of financial liabilities

Financial liabilities	2018 £’000	2017 £’000
Non-current borrowings	£20	£63
Current borrowings	19,744	29,402
Trade and other payables	40,243	24,358
Contingent consideration	12,510	—
Deferred consideration	4,401	—
Other liabilities	277	253
Total financial liabilities	£77,195	£54,076

Fair value movement of contingent consideration

£’000
Fair value at 1 July 2017	£—
Arising on acquisition of Velocity Partners	10,933
Movement in fair value recognised in finance cost	126
Foreign exchange recognised in other comprehensive income	255
Fair value at 30 June 2018	£11,314

Valuation technique for significant unobservable inputs, liabilities
The valuation technique used, significant unobservable inputs and inter-relationship between significant unobservable inputs are shown below:

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Scenario based discounted cash flow: the valuation model considers the present value of the expected future payments in several probability weighted scenarios, discounted at risk adjusted discount rate.
Expected future cash flows (30 June 2018 - total maximum of £12.1million, minimum of £nil over 3 years) Fair value of ordinary shares (30 June 2018 - $12.79) Discount rate (30 June 2018 - 3%)
The estimated fair value would increase (decrease) if:

the expected cash flows were higher (lower); or

the fair value of ordinary shares was higher (lower); or

the risk-adjusted discount rate were lower (higher)